THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JULY 31, 2020
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 89.0%	Shares	Value

AUSTRALIA — 3.8%
Newcrest Mining, Ltd.	1,701,705	$42,771,192

BRAZIL — 2.1%
BrasilAgro - Brasileira de Propriedades Agricolas	668,300	2,736,462
Centrais Eletricas Brasileiras SA	2,482,511	17,684,122
Embraer ADR *	453,348	2,620,351

		23,040,935

CANADA — 29.8%
Artemis Gold *†(A)	2,250,919	8,469,619
Bear Creek Mining Corp. * (B)	2,674,896	6,470,315
Cameco Corp.	4,594,695	46,682,101
Cenovus Energy	3,704,658	16,484,200
Centerra Gold, Inc.	2,514,881	31,542,798
Conic Metals *	784,769	137,684
Crescent Point Energy Corp.	5,876,212	9,081,159
Denison Mines Corp. * (B)	12,812,170	5,930,453
Dundee Corp., Cl A * (B)	2,419,423	2,528,793
Fission Uranium Corp. * (B)	11,943,000	3,477,375
Gabriel Resources, Ltd. *(A) (B)	5,631,603	2,060,163
International Tower Hill Mines, Ltd. *	3,089,848	5,314,539
Ivanhoe Mines, Ltd., Cl A *	4,839,831	17,054,763
MEG Energy Corp. *	4,534,259	11,983,483
New Gold Inc. * (B)	13,499,633	22,274,395
NexGen Energy Ltd. * (B)	7,614,868	13,530,468
Northern Dynasty Minerals, Ltd. (CAD) *	2,873,848	4,612,918
Northern Dynasty Minerals, Ltd. (USD) *	8,255,750	13,374,315
Novagold Resources, Inc. *	750,288	6,842,627
Pan American Silver Corp.	168,929	6,312,215
Seabridge Gold, Inc. * (B)	1,530,014	29,778,988
Sprott	380,998	14,472,491
Turquoise Hill Resources, Ltd. *	25,202,159	20,897,630
Uranium Participation Corp. * (B)	5,455,017	19,996,367
Wheaton Precious Metals Corp.	259,138	14,078,968

		333,388,827

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JULY 31, 2020
(Unaudited)

COMMON STOCK — continued	Shares	Value

CHINA — 5.0%
China Mobile, Ltd.	816,500	$5,594,126
China Shenhua Energy Co., Ltd., Cl H	1,760,500	2,934,810
China Telecom Corp, Ltd., Cl H	100,798,000	30,043,144
Guangshen Railway Co., Ltd., Cl H (B)	38,134,679	7,233,007
NVC Lighting Holding, Ltd.	22,710,203	357,489
PAX Global Technology, Ltd. (B)	21,699,000	10,163,138

		56,325,714

FRANCE — 2.1%
Electricite de France SA	2,387,642	24,047,141

GREECE — 0.6%
Diana Shipping, Inc. * (B)	2,417,404	3,360,192
Tsakos Energy Navigation	329,298	2,864,896

		6,225,088

HONG KONG — 0.1%
Luks Group Vietnam Holdings Co., Ltd. (A)	9,255,000	1,492,684

JAPAN — 7.6%
Fukuda	48,700	2,141,595
Inpex Corp.	1,742,200	9,860,205
Japan Petroleum Exploration	152,800	2,453,923
Japan Steel Works, Ltd.	536,563	7,542,447
Kamigumi Co., Ltd.	331,450	6,005,584
Mitsubishi Corp.	1,053,900	21,101,895
Mitsui & Co., Ltd.	1,296,500	19,278,173
Organo Corp.	116,900	5,853,006
Suzuken	67,600	2,391,592
Tachi-S, Cl S	78,100	619,016
West Japan Railway Co.	188,800	8,076,013

		85,323,449

KAZAKHSTAN — 1.5%
NAC Kazatomprom JSC GDR (C)	1,110,803	16,106,643
NAC Kazatomprom JSC GDR	23,011	333,660

		16,440,303

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JULY 31, 2020
(Unaudited)

COMMON STOCK — continued	Shares	Value

LEBANON — 0.1%
Solidere ADR *(A)(D)(E)	174,732	$733,875

NORWAY — 0.7%
Stolt-Nielsen, Ltd.	865,896	7,772,453

RUSSIA — 13.0%
Etalon Group GDR (A) (B)	7,442,336	10,865,811
Federal Grid Unified Energy System PJSC	6,789,033,124	18,160,664
Gazprom PJSC	9,579,683	23,495,964
Gazprom PJSC ADR	2,411,391	11,690,423
Lenta Ltd. GDR *(A)	3,262,301	9,379,115
LSR Group PJSC	564,440	5,582,603
Moscow Exchange MICEX-RTS PJSC *	4,155,005	7,447,514
Polyus PJSC GDR	116,889	13,383,791
RusHydro PJSC *	2,936,404,688	30,039,420
RusHydro PJSC ADR *	459,437	460,356
Sberbank of Russia PJSC	4,852,585	14,459,184

		144,964,845

SINGAPORE — 2.0%
First Resources	479,200	477,956
Golden Agri-Resources, Ltd.	193,392,000	22,191,904

		22,669,860

SOUTH AFRICA — 0.9%
Gold Fields, Ltd.	451,036	5,871,944
Impala Platinum Holdings, Ltd.	462,409	4,081,508

		9,953,452

SOUTH KOREA — 7.2%
Hankook Tire Worldwide Co., Ltd.	471,326	5,657,178
Hyundai Motor	114,152	12,120,386
Korea Electric Power	151,670	2,431,507
Korea Electric Power ADR	958,347	7,503,857
KT Corp.	552,483	11,036,675
KT Corp. ADR	3,089,928	30,466,690
LG Corp.	159,345	9,897,205

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JULY 31, 2020
(Unaudited)

COMMON STOCK — continued	Shares	Value

SOUTH KOREA — continued
Pyeong Hwa Automotive	269,049	$1,427,220

		80,540,718

SRI LANKA — 0.5%
Hemas Holdings *(A) (B)	16,019,905	5,161,586

THAILAND — 0.5%
Kasikornbank	2,165,600	5,625,386

TURKEY — 0.8%
Emlak Konut Gayrimenkul Yatirim Ortakligi REIT	15,421,899	4,969,819
Turkiye Halk Bankasi AS	5,122,687	4,067,393

		9,037,212

UKRAINE — 2.9%
Astarta Holding NV *(A) (B)	654,547	2,848,630
Kernel Holding SA (A)	1,294,482	13,634,858
MHP SA (LSE Shares) GDR (A) (B)	2,503,333	15,520,665
MHP SA (USD Shares) GDR (A)(C)	44,627	276,687

		32,280,840

UNITED KINGDOM — 1.9%
Fresnillo PLC	774,093	12,488,803
Yellow Cake PLC * (B)(C)	2,990,958	8,574,231

		21,063,034

UNITED STATES — 5.9%
Cloud Peak Energy, Inc. *(A)(B)(D)(E)	2,655,654	—
Franklin Resources	106,761	2,247,319
General Electric	1,688,255	10,247,708
Range Resources Corp.	4,100,093	26,486,601
Southwestern Energy Co. * (B)	10,910,734	26,513,083

		65,494,711

TOTAL COMMON STOCK (Cost $991,518,500)		994,353,305

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JULY 31, 2020
(Unaudited)

CONVERTIBLE BONDS — 1.6%	Face Amount		Value

CANADA — 1.6%
Gabriel Resources, Ltd. 0.025%, 06/30/21 (A)(D)(E)	CAD	15,950,000	$17,857,236

INDIA — 0.0%
REI Agro, Ltd. 5.500%, 11/13/14 (A)(C)(D)(E)(F)		$723,000	—

TOTAL CONVERTIBLE BONDS (Cost $14,817,321)			17,857,236

PREFERRED STOCK — 1.5%	Shares

GERMANY — 0.3%
Draegerwerk & KGaA 0.900%		36,160	3,382,027

SOUTH KOREA — 1.2%

Hyundai Motor 4.170%		184,847	10,736,455
Hyundai Motor 4.170%		48,154	2,788,842

			13,525,297

TOTAL PREFERRED STOCK (Cost $15,775,872)			16,907,324

RIGHTS — 0.2%	Number of Rights

CANADA — 0.2%
Gabriel Resources, Ltd., Expires 06/30/21*(A)(D)(E)		15,950	—
Pan American Silver Corp., # (A)(D)(E)		2,532,384	2,114,541

TOTAL RIGHTS (Cost $–)			2,114,541

WARRANT — 0.1%	Number of Warrants

CANADA — 0.1%
Gabriel Resources, Ltd., Expires 06/30/21*(A)(D)(E)		11,428,804	1,109,220

TOTAL WARRANT (Cost $–)			1,109,220

TOTAL INVESTMENTS— 92.4% (Cost $1,022,111,693)			1,032,341,626

Other Assets and Liabilities, Net — 7.6%			85,471,364

NET ASSETS — 100.0%			$1,117,812,990

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JULY 31, 2020
(Unaudited)

†	Restricted Equity.
*	Non-income producing security.
#	Expiration date unavailable.
(A)	Securities considered illiquid. The total value of such securities as of July 31, 2020 was $91,524,690 and represented 8.2% of Net Assets.
(B)	Affiliated investment.
(C)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of July 31, 2020 was $24,957,561 and represents 2.3% of Net Assets.

(D)

Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of July 31, 2020 was $21,814,872 and represented 2.0% of Net Assets.

(E)	Level 3 security in accordance with fair value hierarchy.
(F)	Security in default on interest payments.

ADR — American Depositary Receipt

BRL — Brazilian Real

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint Stock Company

Ltd. — Limited

PLC — Public Limited Company

PLN — Polish Zloty

REIT — Real Estate Investment Trust

THB — Thai Bhat

TRY — Turkish Lira

ZAR — South African Rand

The list of inputs used to value the Fund’s investments as of July 31, 2020 is as follows:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$42,771,192	$—	$—	$42,771,192
Brazil	23,040,935	—	—	23,040,935
Canada	333,388,827	—	—	333,388,827
China	56,325,714	—	—	56,325,714
France	24,047,141	—	—	24,047,141
Greece	6,225,088	—	—	6,225,088
Hong Kong	1,492,684	—	—	1,492,684
Japan	85,323,449	—	—	85,323,449
Kazakhstan	16,440,303	—	—	16,440,303
Lebanon	—	—	733,875	733,875
Norway	7,772,453	—	—	7,772,453

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JULY 31, 2020
(Unaudited)

Investments in Securities	Level 1	Level 2	Level 3	Total
Russia	$144,964,845	$—	$—	$144,964,845
Singapore	—	22,669,860	—	22,669,860
South Africa	9,953,452	—	—	9,953,452
South Korea	80,540,718	—	—	80,540,718
Sri Lanka	5,161,586	—	—	5,161,586
Thailand	5,625,386	—	—	5,625,386
Turkey	—	9,037,212	—	9,037,212
Ukraine	32,280,840	—	—	32,280,840
United Kingdom	21,063,034	—	—	21,063,034
United States	65,494,711	—	—	65,494,711

Total Common Stock	961,912,358	31,707,072	733,875	994,353,305
Convertible Bonds Canada	—	—	17,857,236	17,857,236
India	—	—	—	—

Total Convertible Bonds	—	—	17,857,236	17,857,236
Preferred Stock
Germany	3,382,027	—	—	3,382,027
South Korea	13,525,297	—	—	13,525,297

Total Preferred Stock	16,907,324	—	—	16,907,324
Rights
Canada	—	—	2,114,541	2,114,541
Warrant
Canada	—	—	1,109,220	1,109,220

Total Investments in Securities	$978,819,682	$31,707,072	$21,814,872	$1,032,341,626

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JULY 31, 2020
(Unaudited)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

	Common Stock	Convertible Bond	Rights	Warrants	Total
Beginning Balance as of November 1, 2019	$—	$23,393,713	$855,600	$2,516,402	$26,765,715
Accrued discounts/premiums	—	—	—	—	—
Realized gain/(loss)	—	—	—	—	—
Change in appreciation/ (depreciation)	—	(5,536,477)	1,258,941	(1,407,182)	(5,684,718)
Purchases	—	—	—	—	—
Sales	—	—	—	—	—
Amortization sold	—	—	—	—	—
Transfer into Level 3	733,874	—	—	—	733,874
Transfer out of Level 3	—	—	—	—	—

Ending balance as of July 31, 2020	733,874	17,857,236	2,114,541	1,109,220	21,814,871

Change in unrealized gains/(losses) included in earnings related to securities still held at reporting date	—	($5,536,477)	$1,258,941	$(1,407,182)	($5,684,718)

Amounts designated as “—” are either $0 or have been rounded to $0.

For the period ended July 31, 2020, there were no transfers in or out of Level 3.

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of July 31, 2020. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

	Fair Value at
		Valuation	Unobservable
Assets	July 31, 2020	Technique	Inputs	Inputs
			Liquidity Risk	70%
Common Stocks	$733,874	Fair Valued	Last Trade Price	$17.74

			Credit Spread	10%
			Volatility	60%
Convertible Bonds	17,857,236	Matrix Pricing	Liquidity Risk	10%

Rights	2,114,541	Adjusted Recent Trade	Adjusted Trade Price	$0.25

Warrants	1,109,220	Multiples Method	Volatility	60%

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JULY 31, 2020
(Unaudited)

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended July 31, 2020, there were no significant changes to the Fund’s fair valuation methodology.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual and semi-annual financial statements.

The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from October 31, 2019 through July 31, 2020. As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issuers are:

Value as of 10/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value as of 7/31/2020	Dividend Income
Astarta Holding NV
$ 3,015,201	$ -	$ -	$ -	$(166,571)	$2,848,630	$ -
Bear Creek Mining Corp.
2,567,330	2,067,859	-	-	1,835,126	6,470,315	-
Cloud Peak Energy, Inc.
14,606	-	-	-	(14,606)	-	-
Denison Mines Corp.
5,933,812	-	-	-	(3,359)	5,930,453	-
Diana Shipping, Inc.
7,493,839	1,978,097	(1,765,177)	135,497	(4,482,064)	3,360,192	-
Dundee Corp., Cl A
1,763,455	-	-	-	765,338	2,528,793	34,335
Etalon Group GDR
13,357,056	571,227	(619,443)	(995,436)	(1,447,593)	10,865,811	-
Fission Uranium Corp.
2,596,811	26,272	-	-	854,292	3,477,375	-
Gabriel Resources, Ltd.
2,779,244	-	-	-	(719,081)	2,060,163	-
Guangshen Railway Co., Ltd., Cl H
12,133,884	47,635	-	-	(4,948,511)	7,233,008	289,050
Hemas Holdings
5,119,727	1,425,461	-	-	(1,383,602)	5,161,586	-
MHP SA (LSE Shares) GDR
377,544	-	-	-	(100,857)	276,687	580,306
New Gold Inc.
17,500,444	427,270	(5,298,447)	(5,321,531)	14,966,659	22,274,395	-
NexGen Energy Ltd.
12,360,941	130,495	(2,075,540)	(2,537,416)	5,651,988	13,530,468	-

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JULY 31, 2020
(Unaudited)

Value as of 10/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value as of 7/31/2020	Dividend Income
PAX Global Technology, Ltd.
$11,925,411	$ -	$(2,778,705)	$(842,580)	$1,859,012	$10,163,138	$182,120
Seabridge Gold, Inc.
15,936,042	3,864,435	(2,117,765)	683,711	11,412,565	29,778,988	-
Southwestern Energy Co.
13,484,839	26,527,388	(21,151,025)	3,146,909	4,504,973	26,513,084	-
Uranium Participation Corp.
20,708,282	-	(4,892,716)	(3,015,397)	7,196,198	19,996,367	-
Yellow Cake PLC
6,547,982	1,253,621	(662,550)	49,518	1,385,660	8,574,231	-
Totals

$155,616,450	$38,319,760	$(41,361,368)	$(8,696,725)	$37,165,567	$181,043,684	$1,085,811

KGI-QH-001-1400

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
JULY 31, 2020
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 73.1%	Shares	Value

AUSTRALIA — 4.5%
Newcrest Mining, Ltd.	371,471	$9,336,670

BRAZIL — 1.0%
Centrais Eletricas Brasileiras SA	163,860	1,167,254
Embraer ADR *	154,931	895,501

		2,062,755

CANADA — 22.7%
Cameco Corp.	884,786	8,989,426
Cenovus Energy	1,114,531	4,959,203
Crescent Point Energy Corp.	1,399,938	2,163,479
Ivanhoe Mines, Cl A *	1,011,136	3,563,076
MEG Energy Corp. *	1,369,620	3,619,736
New Gold Inc. * (A)	1,040,988	1,717,630
Novagold Resources, Inc. *	379,314	3,459,344
Pan American Silver Corp.	60,008	2,242,264
Tourmaline Oil	484,420	4,925,753
Turquoise Hill Resources, Ltd. *	5,336,771	4,425,250
Wheaton Precious Metals Corp.	119,890	6,513,624

		46,578,785

CHINA — 6.6%
China Mobile, Ltd.	422,800	2,896,750
China Shenhua Energy Co., Ltd., Cl H	434,000	723,492
China Telecom Corp, Ltd., Cl H	23,554,000	7,020,340
Guangshen Railway Co., Ltd., Cl H (A)	7,574,000	1,436,561
PAX Global Technology, Ltd. (A)	3,211,000	1,503,933

		13,581,076

FRANCE — 0.5%
Electricite de France SA (Loyalty Shares)	60,000	604,290
Electricite de France SA	36,233	364,921

		969,211

HONG KONG — 1.0%
K Wah International Holdings, Ltd.	2,200,000	928,222

1

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
JULY 31, 2020
(Unaudited)

COMMON STOCK — continued	Shares	Value

HONG KONG — continued
SJM Holdings, Ltd.	905,000	$1,019,399

		1,947,621

ISRAEL — 0.6%
Bezeq The Israeli Telecommunication	1,228,562	1,232,870

JAPAN — 4.5%
Inpex Corp.	308,000	1,743,166
Kamigumi Co., Ltd.	71,300	1,291,894
Mitsubishi Corp.	68,600	1,373,555
Mitsui & Co., Ltd.	99,300	1,476,531
Suzuken	50,100	1,772,467
West Japan Railway Co.	37,500	1,604,081

		9,261,694

KAZAKHSTAN — 2.6%
NAC Kazatomprom JSC GDR (B)	335,296	4,861,792
NAC Kazatomprom JSC GDR	39,564	573,678

		5,435,470

RUSSIA — 15.6%
Federal Grid Unified Energy System PJSC	364,068,542	973,883
Gazprom PJSC	3,068,848	7,526,924
Lenta Ltd. GDR *	1,188,517	3,416,986
LSR Group PJSC	103,399	1,022,670
LSR Group PJSC GDR	254,368	483,299
Magnit PJSC	33,145	2,035,707
Moscow Exchange MICEX-RTS PJSC *	1,338,664	2,399,448
Polyus PJSC GDR	57,913	6,631,038
RusHydro PJSC *	256,026,738	2,619,154
Sberbank of Russia PJSC	1,649,930	4,916,275

		32,025,384

SINGAPORE — 1.9%
Golden Agri-Resources, Ltd.	33,279,700	3,818,875

SOUTH AFRICA — 1.3%
Gold Fields, Ltd.	112,560	1,465,396

2

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
JULY 31, 2020
(Unaudited)

COMMON STOCK — continued	Shares	Value

SOUTH AFRICA — continued
Impala Platinum Holdings, Ltd.	127,733	$1,127,450

		2,592,846

SOUTH KOREA — 5.3%
Hyundai Mobis	5,746	991,106
Hyundai Motor	9,746	1,034,807
Hyundai Motor Co. GDR	222	6,083
Korea Electric Power	24,829	398,048
Korea Electric Power ADR	238,420	1,866,829
KT Corp.	193	3,855
KT Corp. ADR	619,310	6,106,396
LG Corp.	7,032	436,770
LG Uplus	13,539	130,117

		10,974,011

TURKEY — 0.3%
Turkiye Halk Bankasi AS	829,486	658,608

UKRAINE — 1.6%
MHP SA GDR (A)(C)	539,546	3,345,185

UNITED KINGDOM — 1.2%
Fresnillo PLC	156,122	2,518,789

UNITED STATES — 1.9%
General Electric	206,575	1,253,910
Royal Gold, Inc.	19,285	2,698,550

		3,952,460

TOTAL COMMON STOCK (Cost $135,345,298)		150,292,310

PREFERRED STOCK — 0.9%

SOUTH KOREA —0.9%
Hyundai Motor 4.170%	30,025	1,743,940

TOTAL PREFERRED STOCK

3

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
JULY 31, 2020
(Unaudited)

PREFERRED STOCK — continued	Shares	Value

SOUTH KOREA — continued
(Cost $1,943,156)		$1,743,940

TOTAL INVESTMENTS— 74.0% (Cost $137,288,454)		152,036,250

Other Assets and Liabilities, Net — 26.0%		53,475,923

NET ASSETS — 100.0%		$205,512,173

*	Non-income producing security.
(A)	Affiliated investment.
(B)	Securities considered illiquid. The total value of such securities as of July 31, 2020 was $3,710,106 and represented 1.8% of Net Assets.
(C)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of July 31, 2020 was $4,861,792 and represents 2.4% of Net Assets.

ADR — American Depositary Receipt

BRL — Brazilian Real

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint Stock Company

Ltd. — Limited

PLC — Public Limited Company

TRY — Turkish Lira

ZAR — South African Rand

The list of inputs used to value the Fund’s investments as of July 31, 2020 is as follows:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$9,336,670	$—	$—	$9,336,670
Brazil	2,062,755	—	—	2,062,755
Canada	46,578,785	—	—	46,578,785
China	13,581,076	—	—	13,581,076
France	969,211	—	—	969,211
Hong Kong	1,947,621	—	—	1,947,621
Israel	—	1,232,870	—	1,232,870
Japan	9,261,694	—	—	9,261,694
Kazakhstan	5,435,470	—	—	5,435,470

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THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
JULY 31, 2020
(Unaudited)

Investments in Securities	Level 1	Level 2	Level 3	Total
Russia	$32,025,384	$—	$—	$32,025,384
Singapore	—	3,818,875	—	3,818,875
South Africa	2,592,846	—	—	2,592,846
South Korea	10,974,011	—	—	10,974,011
Turkey	—	658,608	—	658,608
Ukraine	3,345,185	—	—	3,345,185
United Kingdom	2,518,789	—	—	2,518,789
United States	3,952,460	—	—	3,952,460

Total Common Stock	144,581,957	5,710,353	—	150,292,310
Preferred Stock
South Korea	1,743,940	—	—	1,743,940

Total Investments in Securities	$146,325,897	$5,710,353	$—	$152,036,250

Amounts designated as “—” are either $0 or have been rounded to $0.

During the period ended July 31, 2020, there were no transfers in or out of Level 3.

For the period ended July 31, 2020, there were no significant changes to the Fund’s fair valuation methodology.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual and semi-annual financial statements.

The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from October 31, 2019 through July 31, 2020. As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issuers are:

Value 10/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 7/31/2020	Dividend Income
Guangshen Railway Co., Ltd., Cl H
$ 2,426,093	$ —	$ —	$ —	$(989,532)	$ 1,436,561	$ 57,794
MHP SA GDR
3,059,440	1,175,128	—	—	(889,383)	3,345,185	110,008
New Gold Inc
1,981,476	634,021	(2,013,156)	633,166	482,123	1,717,630	—
PAX Global Technology, Ltd.
948,990	439,550	—	—	115,393	1,503,933	20,562
Totals:
$8,415,999	$2,248,699	$(2,013,156)	$633,166	$(1,281,399)	$8,003,309	$188,364

KGI-QH-002-1100

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